Average Annual Total Returns - Health Care	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Investor Class Inception Date	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI World Health Care Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World Health Care Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World Health Care Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper Global Health/Biotechnology Funds Index 1 Year	Lipper Global Health/Biotechnology Funds Index 5 Years	Lipper Global Health/Biotechnology Funds Index 10 Years
Total	Aug. 07, 1989	8.16%	7.89%	12.50%	6.56%	6.54%	10.77%	5.92%	5.95%	9.99%	Mar. 01, 1999	12.58%	8.30%	12.47%	Oct. 03, 2008	14.71%	9.39%	13.43%	Jul. 15, 2005	14.44%	9.12%	13.14%	Apr. 04, 2017	14.81%	9.37%	[1]	13.27%	[1]	15.90%	12.19%	9.87%	13.52%	9.87%	13.45%	15.33%	9.01%	14.09%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.